Annual Total Returns [BarChart] - AZL MSCI Global Equity Index Fund - AZL MSCI Global Equity Index Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(10.92%)
Annual Return 2012	20.55%
Annual Return 2013	11.66%
Annual Return 2014	(5.26%)
Annual Return 2015	(12.57%)
Annual Return 2016	(0.93%)
Annual Return 2017	22.18%
Annual Return 2018	(8.94%)
Annual Return 2019	27.25%
Annual Return 2020	15.36%